UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2024

IDX Dynamic Innovation ETF IDX Dynamic Fixed Income ETF (the “IDX ETFs”)

ITEM 1.(a).  Reports to Stockholders.

IDX Dynamic Innovation ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT October 31, 2024 IDX Dynamic Innovation ETF DYNI (Principal U.S. Listing Exchange: Nasdaq Stock Market®)

This annual shareholder report contains important information about the IDX Dynamic Innovation ETF, for the period November 13, 2023 (commencement of operations) to October 31, 2024. You can find additional information at https://idxshares.com/dyni/ or (844)-456-4545.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
IDX Dynamic Innovation ETF	$76*	0.75%**
*	Amount shown reflects the expenses of the Fund for the current fiscal period from November 13, 2023 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
**	Annualized

What factors influence performance?

Performance Contributors

Blockchain and Digital Transformation Stocks: Exposure to blockchain-related companies (e.g., BLOK) has significantly boosted performance; leading to periods of substantial outperformance versus broad-based benchmarks.

Broad Technology and Utilities in August: Strategic allocations to technology and utilities ETFs outperformed benchmarks in August, with the Fund gaining 4.2% versus 2.23% for the Russell 1000 Index – demonstrating part of the utility of being able to rotate into defensive sectors.

Performance Detractors

Defensive Sectors in Q2: The Fund’s allocation to defensive sectors like utilities has detracted from returns; underperforming during market rallies led mainly by large-cap technology stocks.

Underweight in Large-Cap Tech: While the Russell 1000 Index surged, driven by concentrated growth in a handful of mega-cap tech stocks, the fund’s broader innovation focus and defensive positioning limited its ability to capture these gains effectively.

How did the Fund perform since inception?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

IDX Dynamic Innovation ETF - NAV
Russell 1000 Index
MSCI USA Defensive Sectors Index
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$12,952
$11,244
$10,999
11/13/2023
4/30/2024
10/31/2024

Annual Performance

Since Inception (November 13, 2023)
IDX Dynamic Innovation ETF - NAV	9.99%
Russell 1000 Index*	29.52%
MSCI USA Defensive Sectors Index**	12.44%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For updated performance information visit https://idxshares.com/dyni/.

*	The Russell 1000® Index measures the performance of the large-cap segment of the US equity universe. It includes approximately 1,000 largest US stocks, representing 93% of investable US equities by market capitalization.
**	The MSCI USA Defensive Sectors Index is based on MSCI USA Index, its parent index and captures large and mid-cap segments of the US market. The index is designed to reflect the performance of the opportunity set of global defensive companies across various GICS® sectors. All constituent securities from Consumer Staples, Energy, Healthcare and Utilities are included in the Index.

Key Fund Statistics

(as of October 31, 2024)

Net Assets	$29,963,070
Number of Holdings	4
Total Advisory Fee	$235,460
Annual Portfolio Turnover	694.03%

IDX Dynamic Innovation ETF Tailored Shareholder Report

What did the Fund invest in?

(as of October 31, 2024)

Top Holdings (% of net assets)

Utilities Select Sector SPDR ETF	33.69%
Global X Artificial Intelligence & Technology ETF	26.60%
iShares U.S. Technology ETF	24.49%
Amplify Transformational Data Sharing ETF	14.58%

Sector Breakdown (% of net assets)

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information visit https://idxshares.com/dyni/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844)-456-4545.

IDX Dynamic Fixed Income ETF Tailored Shareholder Report

ANNUAL SHAREHOLDER REPORT October 31, 2024 IDX Dynamic Fixed Income ETF DYFI (Principal U.S. Listing Exchange: Nasdaq Stock Market®)

This annual shareholder report contains important information about the IDX Dynamic Fixed Income ETF, for the period January 10, 2024 (commencement of operations) to October 31, 2024. You can find additional information at https://idxshares.com/dyfi/ or (844)-456-4545.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
IDX Dynamic Fixed Income ETF	$56*	0.70%**
*	Amount shown reflects the expenses of the Fund for the current fiscal period from January 10, 2024 to October 31, 2024. Expenses would be higher if the Fund had been in operations for a full year.
**	Annualized

What factors influence performance?

Performance Contributors

Credit-Related Instruments: Consistent positive contributions came from exposure to investment-grade and high-yield credit, particularly in September when high-yield ETFs (e.g., HYG, ANGL) added approximately 1% to performance.

Mortgage-Backed Securities: Allocations to mortgage-backed securities contributed positively, helping the fund generate solid returns while maintaining lower duration.

Performance Detractors

Short Positions in Long-Dated Treasuries: The fund’s ability to take positions that profit from rising interest rates in long-dated U.S. Treasuries, historically a strength of the strategy, detracted from performance in 2024 as rates movements did not favor this sub-strategy.

Long-Duration Treasuries in August: Early exposure to long-duration Treasury ETFs in August led to underperformance, contributing to a (0.46)% return versus a 1.06% gain for the Bloomberg US Aggregate Bond Index that month.

How did the Fund perform since inception?

The chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees, were deducted.

Annual Performance

Since Inception (January 10, 2024)
IDX Dynamic Fixed Income ETF - NAV	(2.24)%
Bloomberg US Aggregate Bond Index*	8.33%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For updated performance information visit https://idxshares.com/dyfi/.

*	Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. dollar denominated investment grade corporate bond debt, government debt, mortage-backed securities and asset-back securities issued in the U.S. domestic bond market. One cannot invest directly in an index. Sector allocations are subject to change. Unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Key Fund Statistics

(as of October 31, 2024)

Net Assets	$28,150,252
Number of Holdings	5
Total Advisory Fee	$147,475
Annual Portfolio Turnover	901.78%

IDX Dynamic Fixed Income ETF Tailored Shareholder Report

What did the Fund invest in?

(as of October 31, 2024)

Top Ten Holdings (% of net assets)

SPDR Bloomberg 1-3 Month T-Bill ETF	39.55%
iShares iBoxx High Yield Corporate Bond ETF	31.99%
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	12.76%
iShares iBoxx $ Investment Grade Bond ETF	12.23%
ProShares UltraShort 20+ Year Treasury ETF	2.99%

Sector Breakdown (% of net assets)

For additional information about the Fund; including its prospectus, financial statements and other information, holdings and proxy voting information visit https://idxshares.com/dyfi/.

Householding

Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (844)-456-4545.

ITEM 1.(b).  No notice transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940 contained disclosures specified by paragraph (c)(3) of that rule.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $15,400 for 2024 and $0 for 2023.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2023.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2024 and $0 for 2023. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2024 and $0 for 2023.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2023.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

IDX ETF FUNDS

IDX Dynamic Innovation ETF

DYNI
For the Period November 13, 2023* through October 31, 2024

IDX Dynamic Fixed Income ETF

DYFI
For the Period January 10, 2024* through October 31, 2024

ANNUAL FINANCIAL STATEMENTS
AND OTHER INFORMATION

October 31, 2024

* Commencement of Operations

Annual Financial Statements | October 31, 20241

IDX ETF FundsIDX Dynamic Innovation ETF

Schedule of InvestmentsOctober 31, 2024

	Shares	Fair Value
Exchange Traded Funds - 99.36%
Information Technology - 65.67%
Amplify Transformational Data Sharing ETF	108,743	$4,367,120
iShares U.S. Technology ETF	48,705	7,339,356
Global X Artificial Intelligence & Technology ETF(a)	217,932	7,969,773
		19,676,249

Utilities - 33.69%
Utilities Select Sector SPDR ETF(a)	126,322	10,094,391

Total Exchange Traded Funds - (Cost $29,997,042)		29,770,640

Total Investments - 99.36% - (Cost $29,997,042)		29,770,640
Other Assets in Excess of Liabilities - 0.64%		192,430
Net Assets - 100.00%		$29,963,070

(a)Fair value of this security exceeds 25% of the Fund’s total investments. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

2(216) 329-4271 | www.idx-funds.com

IDX ETF FundsIDX Dynamic Fixed Income ETF

Schedule of InvestmentsOctober 31, 2024

	Shares	Fair Value
Exchange Traded Funds - 99.52%
Corporate - 12.23%
iShares iBoxx $ Investment Grade Bond ETF	31,592	$3,443,212

High Yield - 44.75%
iShares iBoxx High Yield Corporate Bond ETF(a)	113,792	9,005,499
PIMCO 0-5 Year High Yield Corporate Bond Index ETF	38,037	3,590,693
		12,596,192

Government - 42.54%
ProShares UltraShort 20+ Year Treasury ETF	25,030	841,258
SPDR Bloomberg 1-3 Month T-Bill ETF(a)	436,962	11,133,792
		11,975,050

Total Exchange Traded Funds - (Cost $28,006,800)		28,014,454

Total Investments - 99.52% - (Cost $28,006,800)		28,014,454
Other Assets in Excess of Liabilities - 0.48%		135,798
Net Assets - 100.00%		$28,150,252

(a)Fair value of this security exceeds 25% of the Fund’s total investments. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements | October 31, 20243

IDX ETF Funds

Statements of Assets and Liabilities October 31, 2024

	IDX Dynamic Innovation ETF	IDX Dynamic Fixed Income ETF
Assets
Investments in Securities, at Value*	$29,770,640	$28,014,454
Cash	210,728	151,364
Total Assets	29,981,368	28,165,818

Liabilities
Payables and Accrued Liabilities:
Accrued Advisory Fees	18,298	15,566
Total Liabilities	18,298	15,566
Net Assets	$29,963,070	$28,150,252

Net Assets Consist of:
Paid-In Capital	$30,608,407	$29,823,179
Distributable Earnings/(Accumulated Deficit)	(645,337)	(1,672,927)
Net Assets	$29,963,070	$28,150,252

Net Asset Value Per Share:
Net Assets	$29,963,070	$28,150,252
Shares Outstanding (Unlimited Number of Shares of Beneficial Interest Authorized with No Par Value)	1,090,000	1,200,000
Net Asset Value, And Offering Price Per Share	$27.49	$23.46

*Identified Cost:
Investments In Securities	$29,997,042	$28,006,800

The accompanying notes are an integral part of these financial statements.

4(216) 329-4271 | www.idx-funds.com

IDX ETF Funds

Statements of OperationsOctober 31, 2024

	IDX Dynamic Innovation ETF	IDX Dynamic Fixed Income ETF
	Period Ended October 31, 2024(1)	Period Ended October 31, 2024(2)
Investment Income
Dividends	$300,786	$1,203,017
Total Investment Income	300,786	1,203,017

Expenses
Advisory Fees (Note 2)	235,460	147,475
Total Expenses	235,460	147,475

Net Investment Income	65,326	1,055,542

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain/(Loss) from:
Investments(3)	2,020,021	(1,711,160)
Net Realized Gain/(Loss)	2,020,021	(1,711,160)

Net Change In Unrealized Appreciation/(Depreciation) on:
Investments	(226,402)	7,654
Net Change in Unrealized Appreciation/(Depreciation):	(226,402)	7,654

Net Realized And Unrealized Gain/(Loss) on Investments	1,793,619	(1,703,506)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,858,945	$(647,964)

(1)The Fund commenced operations on November 13, 2023.

(2)The Fund commenced operations on January 10, 2024.

(3)Includes realized gains/(losses) from in-kind transactions (Note 3).

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements | October 31, 20245

IDX ETF Funds

Statements of Changes in Net AssetsOctober 31, 2024

	IDX Dynamic Innovation ETF	IDX Dynamic Fixed Income ETF
	Period Ended October 31, 2024(1)	Period Ended October 31, 2024(2)
From Operations
Net Investment Income	$65,326	$1,055,542
Net Realized Gain (Loss)	2,020,021	(1,711,160)
Net Change In Unrealized Appreciation / (Depreciation)	(226,402)	7,654
Net Increase / (Decrease) in Net Assets Resulting from Operations	1,858,945	(647,964)

Distributions to Shareholders
Total Distributions from Distributable Earnings	(9,992)	(1,055,546)
Total Distributions from Return of Capital	—	(8,105)
Net Increase in Net Assets from Capital Stock Transactions	(9,992)	(1,063,651)

Capital Shares Transactions
Shares Sold	70,367,706	40,440,507
Shares Redeemed	(42,253,589)	(10,578,640)
Net Increase in Net Assets from Capital Stock Transactions	28,114,117	29,861,867

Total Increase in Net Assets	29,963,070	28,150,252

Net Assets
Beginning of Year/Period	—	—
End of Year/Period	$29,963,070	$28,150,252

Share Activity
Subscriptions	2,630,000	1,640,000
Redemptions	(1,540,000)	(440,000)
Net Increase / (Decrease) in Shares Outstanding from Share Transactions	1,090,000	1,200,000

Shares Outstanding
Beginning of Year/Period	—	—
End of Year/Period	1,090,000	1,200,000

(1)The Fund commenced operations on November 13, 2023.

(2)The Fund commenced operations on January 10, 2024.

The accompanying notes are an integral part of these financial statements.

6(216) 329-4271 | www.idx-funds.com

IDX ETF Funds

Financial HighlightsOctober 31, 2024

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period Presented.

	IDX Dynamic Innovation ETF		IDX Dynamic Fixed Income ETF
	Period Ended October 31, 2024(1)		Period Ended October 31, 2024(2)
Net Asset Value, Beginning of Year/Period	$25.00		$25.00

From investment operations:
Net investment income(3)	0.06		0.98
Net realized and unrealized gain/(loss) on investment activity(4)	2.44		(1.53)
Total from investment operations	2.50		(0.55)

Less distributions from:
Net investment income	(0.01)		(0.98)
Return of capital	—		(0.01)
Total distributions	(0.01)		(0.99)

Net Asset Value, End of Year/Period	$27.49		$23.46

Total Return(5)	9.99%		(2.21)%

Ratios/Supplemental Data:
Net Asset Value, End of Year/Period (000s)	$29,963		$28,150

Ratio of Gross expenses to average net assets	0.75	%(6)	0.70	%(6)

Ratio of net investment income/(loss) to average net assets	0.21	%(6)	5.01	%(6)

Portfolio Turnover Rate(7)	694.03	%(8)	901.78	%(8)

(1)The Fund commenced operations on November 13, 2023.

(2)The Fund commenced operations on January 10, 2024.

(3)Net investment income/(loss) per share represents net investment income/(loss) divided by the daily average shares outstanding through the period.

(4)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the statement of operations due to share transactions for the year.

(5)Total Return on Net Asset Value is based on the change in net asset value (“NAV”) of a share during the period and assumes reinvestment of dividends and distributions at NAV. Total Return on Net Asset Value is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

(6)Annualized.

(7)Excludes the impact of in-kind transactions.

(8)Not annualized.

The accompanying notes are an integral part of these financial statements.

Annual Financial Statements | October 31, 20247

IDX ETF Funds

Notes to the Financial StatementsOctober 31, 2024

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The IDX Dynamic Innovation ETF (“Dynamic Innovation”) and IDX Dynamic Fixed Income ETF (“Dynamic Fixed Income”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Funds commenced operations on November 13, 2023 and January 10, 2024, respectively.

The investment objectives of the Funds are as follows:

Fund	Objective
Dynamic Innovation	To seek capital appreciation
Dynamic Fixed Income	To seek high current income

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Funds value their investments at fair value. Generally, the Funds’ domestic securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Other assets for which market prices are not readily available are valued at their fair value under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to IDX Advisors, LLC (the “Advisor”) as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

8(216) 329-4271 | www.idx-funds.com

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2024

When a Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of each Fund’s NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Level 1 includes quoted prices in active markets for identical securities.

Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of October 31, 2024:

Dynamic Innovation

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds(a)	$29,770,640	$—	$—	$29,770,640
Total Investments	$29,770,640	$—	$—	$29,770,640

(a)For a detailed break-out of Exchange Traded Funds by industry, please refer to the Schedules of Investments.

Dynamic Fixed Income

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds(a)	$28,014,454	$—	$—	$28,014,454
Total Investments	$28,014,454	$—	$—	$28,014,454

(a)For a detailed break-out of Exchange Traded Funds by industry, please refer to the Schedules of Investments.

Annual Financial Statements | October 31, 20249

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2024

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Long-term capital gain distributions from underlying ETFs are classified to realized gains for financial reporting purposes.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended October 31, 2024, such reclassifications were as follows:

Fund	Distributable Earnings / (Accumulated Deficit)	Paid-in Capital
Dynamic Innovation	$(2,494,290)	$2,494,290
Dynamic Fixed Income	$30,581	$(30,581)

The permanent difference reclassifications are attributable primarily to the tax treatment of redemptions in-kind.

Dividends and Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid at least monthly with respect to Dynamic Fixed Income and at least annually with respect to Dynamic Innovation. Each of Dynamic Fixed Income and Dynamic Innovation will distribute its net realized capital gains, if any, to shareholders at least annually. Dynamic Fixed Income and Dynamic Innovation may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

10(216) 329-4271 | www.idx-funds.com

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2024

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of October 31, 2024:

Fund	Creation Unit Shares	Creation Transaction Fee	Value
Dynamic Innovation	10,000	$250	$274,900
Dynamic Fixed Income	10,000	$250	$234,600

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement.

A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Annual Financial Statements | October 31, 202411

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2024

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND
                 OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of each Fund’s average daily net assets, at a rate of 0.75% and 0.70% for Dynamic Innovation and Dynamic Fixed Income Funds, respectively.

The Advisor has retained Tidal Investments, LLC (formerly known as Toroso Investments, LLC) (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund at the following rate: 0.04% on the first $500 million in net assets; and 0.03% on any net assets in excess of $500 million, subject to a $25,000 annual minimum fee.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

12(216) 329-4271 | www.idx-funds.com

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2024

Custodian and Transfer Agent

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

Trustees and Officers

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Mr. King receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The costs of purchases and sales of securities, excluding in-kind transactions, during the period ended October 31, 2024 were as follows:

Fund	Purchases	Sales
Dynamic Innovation	$223,608,468	$223,668,585
Dynamic Fixed Income	$235,766,826	$235,613,034

The costs of purchases and sales of in-kind transactions associated with creations and redemptions during the period ended October 31, 2024 were as follows:

Fund	Purchases	Sales	Realized Gains (Losses)
Dynamic Innovation	$70,255,731	$42,218,594	$2,566,849
Dynamic Fixed Income	$40,093,754	$10,529,586	$68,839

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS
                 OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Annual Financial Statements | October 31, 202413

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2024

The tax character of distributions paid for the period ended October 31, 2024 were as follows:

Fund	Ordinary Income	Long Term Capital Gains	Return of Capital	Total
Dynamic Innovation	$9,992	$—	$—	$9,992
Dynamic Fixed Income	$1,055,546	$—	$8,015	$1,063,561

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Dynamic Innovation	$29,997,042	$438,254	$(664,656)	$(226,402)
Dynamic Fixed Income	$28,147,471	$113,468	$(246,485)	$(133,017)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

Distributable earnings (accumulated deficit) for Federal Income tax purposes as of October 31, 2024 was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain/(Loss)	Other Accumulated Earnings / (Losses)	Net Unrealized Depreciation	Total Accumulated Deficit
Dynamic Innovation	$55,334	$(474,269)	$—	$(226,402)	$(645,337)
Dynamic Fixed Income	$—	$(1,539,910)	$—	$(133,017)	$(1,672,927)

At October 31, 2024, the Funds had the following capital loss carryovers:

Fund	Short-Term	Long-Term	Year of Expiration
Dynamic Innovation	$474,269	$—	Indefinitely
Dynamic Fixed Income	$1,539,910	$—	Indefinitely

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of Dynamic Innovation and Dynamic Fixed Income are listed for trading on the NASDAQ Stock Market® (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

14(216) 329-4271 | www.idx-funds.com

IDX ETF Funds

Notes to the Financial Statements (Continued)October 31, 2024

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. A Fund may not achieve its leveraged investment objective and there is a risk that you could lose all of your money invested in a Fund. A Fund is not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

On November 25, 2024, Dynamic Fixed Income declared distributions from ordinary income to shareholders of record as of November 26, 2024, payable November 27, 2024, as follows:

Fund	Ticker	Ordinary Income	Per Share Amount
Dynamic Fixed Income	DYFI	$139,880	$0.118542

On December 23, 2024, Dynamic Innovation and Dynamic Fixed Income declared distributions from ordinary income to shareholders of record as of December 24, 2024, payable December 26, 2024, as follows:

Fund	Ticker	Ordinary Income	Per Share Amount
Dynamic Innovation	DYNI	$123,730	$0.154663
Dynamic Fixed Income	DYFI	$354,553	$0.272733

Annual Financial Statements | October 31, 202415

IDX ETF Funds

Report of Independent Registered Public Accounting Firm

To the Shareholders of IDX Dynamic Innovation ETF and IDX Dynamic Fixed Income ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of ETF Opportunities Trust comprising the funds listed below (the “Funds”) as of October 31, 2024, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
IDX Dynamic Innovation ETF	For the period November 13, 2023 (commencement of operations) through October 31, 2024
IDX Dynamic Fixed Income ETF	For the period January 10, 2024 (commencement of operations) through October 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by IDX Advisors, LLC since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
December 27, 2024

16(216) 329-4271 | www.idx-funds.com

IDX ETF Funds

Additional Information (Unaudited)October 31, 2024

Changes In and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Proxy Disclosures for Open-End Management Investment Companies

The Trustees of the Trust authorized a Special Meeting of Shareholders that was held on August 15, 2024 (the “Special Meeting”). The special Meeting was called for the purposes of electing Trustees to the Trust. Because the Special Meeting involved a matter that affected the Trust as a whole, the proposal was put forth for consideration by the shareholders of each series of the Trust, including the Funds. A quorum of shareholders was not achieved and the Special Meeting was adjourned without action.

Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies

For the period ended October 31, 2024, the Advisor paid the following remuneration to Trustees and Officers:

	Dynamic Innovation	Dynamic Fixed Income
Trustee Compensation	$9,447	$9,006
Chief Compliance Officer’s services	7,952	6,650

Statement Regarding the Basis for Approval of Investment Advisory Contract

Not applicable.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes proxy disclosures for open-end management investment companies in the Additional Information.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Additional Information.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: January 6, 2025

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: January 6, 2025

* Print the name and title of each signing officer under his or her signature.